Financial Risks - Summary of Credit Risk Exposure - Mortgages (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ 69,293	€ 76,020
Mortgage loans [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	9,672	10,598
Mortgage loans [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	94	60
Mortgage loans [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	9,575	10,535
Mortgage loans [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	2	2
Mortgage loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	9,705	10,716
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	847	1,013
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,023	4,421
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,319	4,546
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	423	654
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	93	81
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Internal grade 7 or lower [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	115	135
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0	35
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0	11
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	15
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	7	10
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	93	78
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member] | Internal grade 7 or lower [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Purchased credit impaired [member] | Internal grade 7 or lower [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	9,587	10,573
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	847	977
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,023	4,410
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	4,304	4,539
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	413	644
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0	4
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | 12-month ECL [member] | Internal grade 7 or lower [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	3	7
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 1 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 2 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 3 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0	7
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	3
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member] | Internal grade 7 or lower [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Expected credit loss [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(33)	(118)
Mortgage loans [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(21)	(75)
Mortgage loans [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	0
Mortgage loans [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	(11)	(38)
Mortgage loans [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of credit risk exposure [line items]
Loans at amortized cost	€ (1)	€ (5)